Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Property and Equipment
Schedule of property and equipment

			Depreciable
	2025	2024	Life – Years
Machinery and equipment	$14,111	$13,496	2-10
Construction in progress	5,509	5,423	—
Leasehold improvements	3,310	3,178	5-20
Computer equipment and software	213	213	3-5
Furniture and fixtures	179	128	3-5
Total cost	23,322	22,438
Accumulated depreciation:
Machinery and equipment	(6,541)	(4,478)
Leasehold improvements	(1,835)	(1,112)
Computer equipment and software	(203)	(190)
Furniture and fixtures	(91)	(66)
Total accumulated depreciation	(8,670)	(5,846)
Net property and equipment	$14,652	$16,592